UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Investment Grade Credit Fund

Voya Securitized Credit Fund

The schedules are not audited.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 89.0%
		Argentina: 1.7%
500,000	#	YPF SA, 8.500%, 03/23/21	$537,650	0.6
500,000		YPF SA, 8.750%, 04/04/24	537,500	0.6
500,000	#	YPF SA, 8.750%, 04/04/24	537,500	0.5
			1,612,650	1.7

		Austria: 0.5%
500,000		ESAL GMBH, 6.250%, 02/05/23	496,250	0.5

		Brazil: 7.3%
500,000		Banco do Brasil SA/Cayman, 6.000%, 01/22/20	531,000	0.5
1,000,000		Banco do Brasil SA/Cayman, 9.250%, 10/31/49	837,500	0.9
1,200,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	1,230,000	1.3
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/22	742,980	0.8
800,000		Petrobras Global Finance BV, 4.875%, 03/17/20	752,000	0.8
350,000		Petrobras Global Finance BV, 6.250%, 03/17/24	312,270	0.3
1,000,000		Petrobras Global Finance BV, 8.375%, 05/23/21	1,034,500	1.1
1,300,000		Suzano Trading Ltd., 5.875%, 01/23/21	1,360,125	1.4
250,000		Vale Overseas Ltd, 4.375%, 01/11/22	234,925	0.2
			7,035,300	7.3

		Chile: 6.8%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,603,075	1.7
500,000	#	Cencosud SA, 5.150%, 02/12/25	514,463	0.5
400,000		Cencosud SA, 5.500%, 01/20/21	431,799	0.5
750,000		Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	787,498	0.8
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	630,285	0.7
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	526,603	0.5
1,000,000	#	Itau CorpBanca, 3.875%, 09/22/19	1,050,188	1.1
450,000		Telefonica Chile SA, 3.875%, 10/12/22	466,940	0.5
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	518,823	0.5
			6,529,674	6.8

		China: 4.8%
950,000		Bank of China Ltd, 5.000%, 11/13/24	1,014,153	1.1
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	335,263	0.3
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	696,372	0.7
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	257,092	0.3
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	218,601	0.2
1,200,000		Country Garden Holdings Co. Ltd., 7.500%, 03/09/20	1,294,314	1.4
750,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	787,500	0.8
			4,603,295	4.8

		Colombia: 2.8%
750,000		Banco de Bogota SA, 6.250%, 05/12/26	770,475	0.8
850,000		Bancolombia SA, 5.950%, 06/03/21	931,600	1.0
963,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	1,007,539	1.0
			2,709,614	2.8

		Hong Kong: 5.4%
1,350,000		Bestgain Real Estate, 2.625%, 03/13/18	1,352,845	1.4
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	279,548	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	929,250	1.0
1,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,084,125	1.1
750,000		Li & Fung Ltd, 5.250%, 05/13/20	824,036	0.9
350,000		Swire Pacific MTN Financing Ltd., 4.500%, 10/09/23	393,630	0.4
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	336,831	0.3
			5,200,265	5.4

		Hungary: 1.3%
500,000		MOL Group Finance SA, 6.250%, 09/26/19	546,862	0.6
600,000		MOL Group Finance SA, 6.250%, 09/26/19	656,235	0.7
			1,203,097	1.3

		India: 7.3%
1,000,000	#	Axis Bank Ltd./Dubai, 2.875%, 06/01/21	1,003,353	1.1

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India: (continued)
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	$1,109,233	1.2
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	1,050,460	1.1
450,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	468,889	0.5
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	507,429	0.5
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	960,345	1.0
500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	541,809	0.6
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	896,970	0.9
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	416,140	0.4
			6,954,628	7.3

		Israel: 2.5%
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	1,012,350	1.1
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	808,375	0.8
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	595,500	0.6
			2,416,225	2.5

		Jamaica: 1.7%
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	303,625	0.3
300,000		Digicel Group Ltd., 8.250%, 09/30/20	252,000	0.3
1,250,000		Digicel Ltd., 6.000%, 04/15/21	1,084,375	1.1
			1,640,000	1.7

		Luxembourg: 1.0%
900,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	942,570	1.0

		Mexico: 7.9%
1,350,000		Alfa SAB de CV, 6.875%, 03/25/44	1,401,908	1.5
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	867,124	0.9
250,000		Cemex SAB de CV, 5.700%, 01/11/25	237,500	0.2
1,000,000	#	Cemex SAB de CV, 5.700%, 01/11/25	950,000	1.0
500,000		Cemex SAB de CV, 7.250%, 01/15/21	528,850	0.5
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	526,250	0.5
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	318,000	0.3
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	462,500	0.5
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	370,000	0.4
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	256,250	0.3
800,000		Nemak SA de CV, 5.500%, 02/28/23	834,000	0.9
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	834,000	0.9
			7,586,382	7.9

		Morocco: 2.5%
500,000	#	OCP SA, 4.500%, 10/22/25	490,450	0.5
750,000		OCP SA, 5.625%, 04/25/24	797,490	0.8
1,050,000		OCP SA, 6.875%, 04/25/44	1,111,377	1.2
			2,399,317	2.5

		Peru: 5.4%
750,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	836,250	0.9
750,000		Banco de Credito del Peru/Panama, 6.125%, 04/24/27	825,375	0.9
500,000		Banco de Credito del Peru/Panama, 6.875%, 09/16/26	561,250	0.6
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,283,750	1.3
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	532,500	0.5
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	641,850	0.7
350,000		Southern Copper Corp., 5.250%, 11/08/42	312,142	0.3
100,000		Southern Copper Corp., 5.875%, 04/23/45	94,308	0.1
125,000		Southern Copper Corp., 6.750%, 04/16/40	129,731	0.1
			5,217,156	5.4

		Qatar: 0.6%
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	569,996	0.6

		Russia: 10.2%
500,000		Alfa Bank AO Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	569,862	0.6
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,153,844	1.2
1,000,000		Credit Bank of Moscow Via CBOM Finance PLC, 8.700%, 11/13/18	1,030,000	1.1
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,237,619	1.3
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	987,750	1.0
600,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	760,240	0.8

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	$115,563	0.1
500,000		Lukoil International Finance BV, 6.125%, 11/09/20	546,169	0.6
500,000	#	MMC Finance Ltd., 5.550%, 10/28/20	531,509	0.6
750,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	797,264	0.8
1,050,000		MTS International Funding Ltd., 8.625%, 06/22/20	1,234,968	1.3
800,000		Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/24	789,560	0.8
			9,754,348	10.2

		Singapore: 2.1%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,047,564	1.1
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	955,561	1.0
			2,003,125	2.1

		South Africa: 3.0%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	1,023,750	1.1
750,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/40	735,000	0.8
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,079,547	1.1
			2,838,297	3.0

		South Korea: 2.1%
1,925,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	2,030,434	2.1

		Sweden: 1.1%
1,000,000		Millicom International Cellular SA, 6.625%, 10/15/21	1,030,450	1.1

		Thailand: 1.5%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	898,476	0.9
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	289,118	0.3
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	263,001	0.3
			1,450,595	1.5

		Turkey: 5.7%
300,000		Akbank TAS, 5.125%, 03/31/25	303,592	0.3
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	655,641	0.7
1,000,000	#	Turkiye Vakiflar Bankasi Tao, 6.000%, 11/01/22	1,015,250	1.1
750,000		Turkiye Halk Bankasi AS, 5.000%, 07/13/21	748,358	0.8
1,550,000		Turkiye Halk Bankasi AS, 4.750%, 02/11/21	1,545,931	1.6
600,000		Turkiye Vakiflar Bankasi, 6.875%, 02/03/25	609,750	0.6
500,000	#	Yapi ve Kredi Bankasi AS, 8.500%, 03/09/26	536,493	0.6
			5,415,015	5.7

		United Arab Emirates: 3.1%
1,000,000	#	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	1,065,177	1.1
980,000		DP World Ltd., 6.850%, 07/02/37	1,078,372	1.1
850,000		National Bank of Abu Dhabi, 5.250%, 12/29/49	859,669	0.9
			3,003,218	3.1

		United States: 0.7%
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	659,714	0.7

	Total Corporate Bonds/Notes
	(Cost $81,698,292)		85,301,615	89.0

FOREIGN GOVERNMENT BONDS: 5.6%
		Argentina: 2.1%
1,000,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,070,000	1.1
1,000,000		Republic of Argentina, 7.125%, 07/06/36	1,000,000	1.0
			2,070,000	2.1

		China: 0.6%
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	542,049	0.6

		Kazakhstan: 1.0%
875,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	961,293	1.0

		Mexico: 1.9%
1,500,000		Petroleos Mexicanos, 4.875%, 01/18/24	1,525,125	1.6

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Mexico: (continued)
300,000	Petroleos Mexicanos, 5.625%, 01/23/46	$274,575	0.3
		1,799,700	1.9

	Total Foreign Government Bonds
	(Cost $5,024,918)	5,373,042	5.6

	Total Long-Term Investments
	(Cost $86,723,210)	90,674,657	94.6

SHORT-TERM INVESTMENTS: 5.9%
	U.S. Government Agency Obligations: 0.5%
500,000	Federal Home Loan Bank Discount Notes, 0.440%, 02/10/17
	(Cost $497,976)	498,662	0.5

	U.S. Treasury Bills: 1.0%
1,000,000	United States Treasury Bill, 0.260%, 09/29/16
	(Cost $999,363)	999,359	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.4%
4,176,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $4,176,000)	4,176,000	4.4

	Total Short-Term Investments
	(Cost $5,673,339)	5,674,021	5.9

	Total Investments in Securities (Cost $92,396,549)	$96,348,678	100.5
	Liabilities in Excess of Other Assets	(509,554)	(0.5)
	Net Assets	$95,839,124	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $92,501,568.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,157,610
Gross Unrealized Depreciation	(310,500)

Net Unrealized Appreciation	$3,847,110

Sector Diversification	Percentage of Net Assets
Financial	31.3%
Basic Materials	15.6
Energy	15.4
Communications	8.0
Foreign Government Bonds	5.6
Diversified	4.6
Utilities	4.6
Industrial	3.5
Consumer, Non-cyclical	3.3
Consumer, Cyclical	2.7
U.S. Government Agency Obligations	0.5
U.S. Treasury Bills	1.0
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$85,301,615	$–	$85,301,615
Short-Term Investments	4,176,000	1,498,021	–	5,674,021
Foreign Government Bonds	–	5,373,042	–	5,373,042
Total Investments, at fair value	$4,176,000	$92,172,678	$–	$96,348,678
Other Financial Instruments+
Futures	201,682	–	–	201,682
Total Assets	$4,377,682	$92,172,678	$–	$96,550,360
Liabilities Table
Other Financial Instruments+
Futures	$(82,527)	$–	$–	$(82,527)
OTC Swaps	–	(377,590)	–	(377,590)
Total Liabilities	$(82,527)	$(377,590)	$–	$(460,117)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	13	09/21/16	$1,728,797	$44,056
U.S. Treasury 5-Year Note	49	09/30/16	5,986,039	110,939
U.S. Treasury Ultra Long Bond	4	09/21/16	745,500	46,687
			$8,460,336	$201,682
Short Contracts
U.S. Treasury 2-Year Note	(2)	09/30/16	(438,656)	(2,254)
U.S. Treasury Long Bond	(12)	09/21/16	(2,068,125)	(80,273)
			$(2,506,781)	$(82,527)

At June 30, 2016, the following over-the-counter credit default swaps were outstanding for Voya Emerging Markets Corporate Debt Fund:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX Emerging Markets Index Series 25, Version 1	Sell	1.000	06/20/21	USD	5,000,000	$(377,590)	$(453,501)	$75,911
							$(377,590)	$(453,501)	$75,911

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$201,682
Total Asset Derivatives		$201,682

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$82,527
Credit contracts	Credit default swaps	377,590
Total Liability Derivatives		$460,117

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

Barclays Bank PLC
Liabilities:
OTC Credit default swaps	$377,590
Total Liabilities	$377,590

Net OTC derivative instruments by counterparty, at fair value	$(377,590)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(377,590)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.1%
		Argentina: 1.5%
1,000,000	#	YPF SA, 8.500%, 03/23/21	$1,075,300	0.8
1,000,000	#	YPF SA, 8.750%, 04/04/24	1,075,000	0.7
			2,150,300	1.5

		Brazil: 1.4%
2,000,000		Petrobras Global Finance BV, 8.750%, 05/23/26	2,018,660	1.4

		Croatia: 0.7%
975,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,028,196	0.7

		Georgia: 0.7%
1,000,000	#	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/21	1,035,000	0.7

		Israel: 0.3%
500,000	#	Israel Electric Corp. Ltd., 5.000%, 11/12/24	535,000	0.3

		Mexico: 1.8%
2,000,000	#	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	2,092,200	1.4
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	526,250	0.4
			2,618,450	1.8

		Panama: 0.7%
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,085,000	0.7

		Russia: 1.1%
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,588,583	1.1

		Turkey: 1.9%
1,500,000	#	KOC Holding AS, 5.250%, 03/15/23	1,561,424	1.0
1,250,000		Turkiye Halk Bankasi AS, 5.000%, 07/13/21	1,247,263	0.9
			2,808,687	1.9

	Total Corporate Bonds/Notes
	(Cost $14,096,934)		14,867,876	10.1

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, due 01/31/23	18,558	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)		18,558	0.0

FOREIGN GOVERNMENT BONDS: 84.7%
		Angola: 1.0%
1,500,000	#	Angolan Government International Bond, 9.500%, 11/12/25	1,492,500	1.0

		Argentina: 9.6%
1,000,000	±	Argentina Government International Bond, 2.500%, 12/31/38	677,500	0.4
1,402,038	±	Argentina Government International Bond, 8.280%, 12/31/33	1,567,478	1.1
2,000,000	#	Argentine Republic Government International Bond, 7.500%, 04/22/26	2,173,000	1.5
2,000,000	#	Argentine Republic Government International Bond, 7.625%, 04/22/46	2,168,000	1.5
500,000	#	Provincia de Buenos Aires/Argentina, 7.875%, 06/15/27	516,250	0.3
5,000,000		Republic of Argentina, 6.625%, 07/06/28	5,000,000	3.4
2,000,000		Republic of Argentina, 7.125%, 07/06/36	2,000,000	1.4
			14,102,228	9.6

		Armenia: 0.5%
751,000	#	Armenia International Bond, 6.000%, 09/30/20	759,426	0.5

		Azerbaijan: 0.4%
500,000		Republic of Azerbaijan, 4.750%, 03/18/24	507,500	0.4

		Bolivia: 0.4%
500,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	583,000	0.4

		Brazil: 2.7%
750,000		Banco Nacional de Desenvolvimento Economico e Social, 5.500%, 07/12/20	776,250	0.5
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	821,200	0.6
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	2,285,000	1.6
			3,882,450	2.7

		Chile: 1.1%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,583,501	1.1

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Colombia: 2.0%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	$388,000	0.3
500,000		Colombia Government International Bond, 6.125%, 01/18/41	582,500	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,938,750	1.3
			2,909,250	2.0

		Costa Rica: 1.1%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,053,250	0.7
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	519,000	0.4
			1,572,250	1.1

		Croatia: 1.8%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/23	2,150,347	1.5
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	530,950	0.3
			2,681,297	1.8

		Dominican Republic: 3.6%
2,000,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	2,045,000	1.4
750,000		Dominican Republic International Bond, 5.875%, 04/18/24	785,625	0.5
750,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	817,500	0.6
1,500,000	#	Dominican Republic International Bond, 6.875%, 01/29/26	1,661,250	1.1
			5,309,375	3.6

		Egypt: 1.2%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,141,300	0.8
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	660,000	0.4
			1,801,300	1.2

		El Salvador: 0.6%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	910,000	0.6

		Gabon: 0.4%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	637,505	0.4

		Guatemala: 0.2%
250,000		Guatemala Government Bond, 8.125%, 10/06/34	322,500	0.2

		Hungary: 3.1%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,387,131	1.0
750,000		Hungary Government International Bond, 6.250%, 01/29/20	833,044	0.6
500,000		Hungary Government International Bond, 7.625%, 03/29/41	726,250	0.5
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,528,295	1.0
			4,474,720	3.1

		Indonesia: 5.7%
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,565,942	1.1
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,434,403	1.6
750,000		Pertamina Persero PT, 4.300%, 05/20/23	764,345	0.5
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,460,541	1.0
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,181,040	1.5
			8,406,271	5.7

		Ivory Coast: 1.6%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,286,977	1.6

		Jamaica: 1.4%
2,000,000		Jamaica Government International Bond, 6.750%, 04/28/28	2,105,000	1.4

		Kazakhstan: 2.9%
1,000,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	980,200	0.7
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	920,000	0.6
2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	2,330,780	1.6
			4,230,980	2.9

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	463,785	0.3

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Lebanon: 1.7%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	$2,422,823	1.7

		Lithuania: 1.0%
500,000		Lithuania Government International Bond, 6.625%, 02/01/22	604,966	0.4
750,000		Lithuania Government International Bond, 7.375%, 02/11/20	885,900	0.6
			1,490,866	1.0

		Mexico: 6.4%
500,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	515,625	0.4
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,078,750	0.7
1,750,000		Petroleos Mexicanos, 4.500%, 01/23/26	1,688,575	1.2
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	478,889	0.3
2,750,000		Petroleos Mexicanos, 5.500%, 06/27/44	2,498,513	1.7
2,750,000	#	Petroleos Mexicanos, 6.875%, 08/04/26	3,081,375	2.1
			9,341,727	6.4

		Morocco: 1.3%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,574,665	1.1
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	271,094	0.2
			1,845,759	1.3

		Namibia: 0.7%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,057,500	0.7

		Pakistan: 0.4%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	512,497	0.4

		Panama: 3.9%
1,000,000		Panama Government International Bond, 3.875%, 03/17/28	1,062,500	0.7
600,000		Panama Government International Bond, 4.300%, 04/29/53	619,500	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,080,000	0.7
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,332,000	0.9
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,671,875	1.2
			5,765,875	3.9

		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,155,000	0.8

		Peru: 1.4%
1,000,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	1,002,500	0.7
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	1,071,945	0.7
			2,074,445	1.4

		Philippines: 2.4%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,414,443	1.0
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,557,023	1.1
400,000		Philippine Government International Bond, 8.375%, 06/17/19	479,348	0.3
			3,450,814	2.4

		Poland: 3.7%
3,410,000		Poland Government International Bond, 3.250%, 04/06/26	3,482,500	2.4
750,000		Poland Government International Bond, 3.000%, 03/17/23	764,288	0.5
1,000,000		Poland Government International Bond, 5.125%, 04/21/21	1,124,908	0.8
			5,371,696	3.7

		Romania: 1.4%
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	535,957	0.4
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,553,267	1.0
			2,089,224	1.4

		Russia: 1.5%
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,185,440	1.5

		South Africa: 1.8%
1,500,000	#	Eskom Holdings SOC Ltd, 7.125%, 02/11/25	1,489,725	1.0
1,250,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,188,525	0.8
			2,678,250	1.8

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Sri Lanka: 0.6%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	$846,594	0.6

		Tanzania: 0.3%
444,445		Tanzania Government International Bond, 6.892%, 03/09/20	456,667	0.3

		Trinidad And Tobago: 0.6%
375,000		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	365,625	0.2
500,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	547,500	0.4
			913,125	0.6

		Turkey: 5.3%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,583,843	1.1
2,500,000		Turkey Government International Bond, 6.000%, 01/14/41	2,804,958	1.9
2,700,000		Turkey Government International Bond, 7.375%, 02/05/25	3,339,535	2.3
			7,728,336	5.3

		Ukraine: 2.0%
700,000	#	Ukraine Government International Bond, 4.790%, 05/31/40	228,375	0.2
441,000	#	Ukraine Government International Bond, 7.750%, 09/01/20	433,283	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/21	338,215	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/22	334,980	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/23	334,755	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/24	332,549	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/25	331,295	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/26	329,565	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/27	328,700	0.2
			2,991,717	2.0

		Uruguay: 2.8%
2,150,000		Uruguay Government International Bond, 4.375%, 10/27/27	2,300,500	1.6
375,000		Uruguay Government International Bond, 4.500%, 08/14/24	409,219	0.3
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	1,068,581	0.7
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	381,000	0.2
			4,159,300	2.8

		Venezuela: 1.4%
500,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	314,950	0.2
1,000,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	432,250	0.3
1,750,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	709,188	0.5
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	609,375	0.4
			2,065,763	1.4

		Vietnam: 0.9%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,334,588	0.9

		Zambia: 0.8%
750,000	#	Zambia Government International Bond, 8.500%, 04/14/24	655,350	0.5
500,000	#	Zambia Government International Bond, 8.970%, 07/30/27	435,000	0.3
			1,090,350	0.8

	Total Foreign Government Bonds
	(Cost $121,562,325)		124,050,171	84.7

	Total Long-Term Investments
	(Cost $135,677,259)		138,936,605	94.8

SHORT-TERM INVESTMENTS: 7.7%
		U.S. Government Agency Obligations: 0.5%
750,000		Federal Home Loan Bank Discount Notes, 0.440%, 02/10/17
		(Cost $746,964)	747,993	0.5

		U.S. Treasury Bills: 2.7%
4,000,000		United States Treasury Bill, 0.260%, 09/29/16
		(Cost $3,997,450)	3,997,436	2.7

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.5%
6,551,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $6,551,000)	$6,551,000	4.5

	Total Short-Term Investments
	(Cost $11,295,414)	11,296,429	7.7

	Total Investments in Securities (Cost $146,972,673)	$150,233,034	102.5
	Liabilities in Excess of Other Assets	(3,728,260)	(2.5)
	Net Assets	$146,504,774	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
±	Defaulted security

Cost for federal income tax purposes is $147,149,082.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,544,932
Gross Unrealized Depreciation	(3,460,980)

Net Unrealized Appreciation	$3,083,952

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	84.7%
Energy	3.6
Financial	3.4
Industrial	1.1
Diversified	1.0
Utilities	1.0
U.S. Treasury Obligations	0.0
U.S. Government Agency Obligations	0.5
U.S. Treasury Bills	2.7
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$14,867,876	$–	$14,867,876
Short-Term Investments	6,551,000	4,745,429	–	11,296,429
U.S. Treasury Obligations	–	18,558	–	18,558
Foreign Government Bonds	–	124,050,171	–	124,050,171
Total Investments, at fair value	$6,551,000	$143,682,034	$–	$150,233,034

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Other Financial Instruments+
Futures	$351,336	$–	$–	$351,336
OTC Swaps	–	1,132,769	–	1,132,769
Total Assets	$6,902,336	$144,814,803	$–	$151,717,139
Liabilities Table
Other Financial Instruments+
Futures	$(369,310)	$–	$–	$(369,310)
Total Liabilities	$(369,310)	$–	$–	$(369,310)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	64	09/30/16	$14,037,000	$89,125
U.S. Treasury 5-Year Note	26	09/30/16	3,176,265	52,120
U.S. Treasury Ultra Long Bond	18	09/21/16	3,354,750	210,091
			$20,568,015	$351,336
Short Contracts
U.S. Treasury 10-Year Note	(56)	09/21/16	(7,447,125)	(194,623)
U.S. Treasury Long Bond	(18)	09/21/16	(3,102,188)	(174,687)
			$(10,549,313)	$(369,310)

At June 30, 2016, the following over-the-counter credit default swaps were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX Emerging Markets Series 25, Version 1	Buy	(1.000)	06/20/21	USD	7,000,000	$528,626	$617,325	$(88,699)
JPMorgan Chase & Co.	CDX Emerging Markets Series 25, Version 1	Buy	(1.000)	06/20/21	USD	8,000,000	604,143	656,029	(51,886)
							$1,132,769	$1,273,354	$(140,585)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$351,336
Credit contracts	Credit default swaps	1,132,769
Total Asset Derivatives		$1,484,105

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$369,310
Total Liability Derivatives		$369,310

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	Barclays Bank PLC	JPMorgan Chase & Co.	Totals
Assets:
OTC Credit default swaps	$528,626	$604,143	$1,132,769
Total Assets	$528,626	$604,143	$1,132,769

Net OTC derivative instruments by counterparty, at fair value	$528,626	$604,143	1,132,769

Total collateral pledged by the Fund/(Received from counterparty)	$(528,626)	$-	$(528,626)

Net Exposure(1)(2)	$-	$604,143	$604,143

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At June 30, 2016, Barclays Bank PLC had pledged $580,000 in cash collateral to the Fund. Excess cash collateral is not shown for financial reporting purposes.

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.4%
			Brazil: 0.7%
BRL	2,000,000		Banco do Brasil SA/Cayman, 9.750%, 07/18/17	$597,392	0.7

			United States: 0.7%
MXN	11,000,000		General Electric Capital Corp., 8.500%, 04/06/18	633,675	0.7

		Total Corporate Bonds/Notes
		(Cost $1,413,542)		1,231,067	1.4

FOREIGN GOVERNMENT BONDS: 76.6%
			Argentina: 1.2%
	1,000,000		Republic of Argentina, 7.125%, 07/06/36	1,000,000	1.2

			Brazil: 5.8%
BRL	6,000,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/18	1,895,726	2.2
BRL	1,200,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/19	357,306	0.4
BRL	9,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	2,757,733	3.2
				5,010,765	5.8

			Colombia: 4.7%
COP	2,700,000,000	#	Colombia Government International Bond, 7.000%, 05/04/22	926,992	1.1
COP	4,400,000,000	#	Colombia Government International Bond, 10.000%, 07/24/24	1,758,709	2.0
COP	3,500,000,000		Colombian TES, 11.000%, 07/24/20	1,377,348	1.6
				4,063,049	4.7

			Hungary: 4.1%
HUF	230,000,000		Hungary Government Bond, 3.500%, 06/24/20	854,965	1.0
HUF	50,000,000		Hungary Government Bond, 4.000%, 04/25/18	184,396	0.2
HUF	150,000,000		Hungary Government Bond, 6.500%, 06/24/19	599,188	0.7
HUF	160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	683,263	0.8
HUF	273,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,200,785	1.4
				3,522,597	4.1

			Indonesia: 8.4%
IDR	10,000,000,000		Indonesia Treasury Bond, 7.000%, 05/15/27	711,365	0.8
IDR	15,000,000,000		Indonesia Treasury Bond, 8.250%, 06/15/32	1,162,368	1.3
IDR	20,290,000,000		Indonesia Treasury Bond, 8.250%, 07/15/21	1,602,723	1.9
IDR	15,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/24	1,201,419	1.4
IDR	15,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/34	1,209,079	1.4
IDR	16,000,000,000		Indonesia Treasury Bond, 9.000%, 03/15/29	1,340,549	1.6
				7,227,503	8.4

			Malaysia: 4.7%
MYR	6,500,000		Malaysia Government Bond, 3.480%, 03/15/23	1,600,872	1.9
MYR	1,599,000		Malaysia Government Bond, 3.492%, 03/31/20	397,737	0.5
MYR	4,000,000		Malaysia Government Bond, 4.160%, 07/15/21	1,025,425	1.2
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	512,286	0.6
MYR	1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	467,303	0.5
				4,003,623	4.7

			Mexico: 8.8%
MXN	15,700,000		Mexican Bonos, 6.500%, 06/10/21	898,342	1.1
MXN	23,000,000		Mexican Bonos, 6.500%, 06/09/22	1,316,789	1.5
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,296,366	1.5
MXN	44,500,000		Mexican Bonos, 8.000%, 06/11/20	2,667,510	3.1
MXN	20,000,000		Mexican Bonos, 10.000%, 12/05/24	1,404,819	1.6
				7,583,826	8.8

			Peru: 1.9%
PEN	1,620,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	540,188	0.6
PEN	3,000,000		Peruvian Government International Bond, 8.200%, 08/12/26	1,066,366	1.3
				1,606,554	1.9

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Philippines: 0.6%
PHP	26,000,000	Philippine Government International Bond, 3.900%, 11/26/22	$554,526	0.6

		Poland: 5.8%
PLN	1,660,000	Poland Government Bond, 1.750%, 07/25/21	412,149	0.5
PLN	2,525,000	Poland Government Bond, 3.250%, 07/25/25	662,226	0.8
PLN	4,000,000	Poland Government Bond, 4.000%, 10/25/23	1,109,174	1.3
PLN	730,000	Poland Government Bond, 5.500%, 10/25/19	206,782	0.2
PLN	8,720,000	Poland Government Bond, 5.750%, 10/25/21	2,600,019	3.0
			4,990,350	5.8

		Romania: 3.0%
RON	6,900,000	Romania Government Bond, 2.500%, 04/29/19	1,732,452	2.0
RON	2,850,000	Romania Government Bond, 5.950%, 06/11/21	806,692	1.0
			2,539,144	3.0

		Russia: 2.2%
RUB	76,200,000	Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,132,402	1.3
RUB	40,000,000	Russian Federal Bond - OFZ, 7.500%, 08/18/21	602,694	0.7
RUB	10,000,000	Russian Federal Bond - OFZ, 7.600%, 04/14/21	151,736	0.2
			1,886,832	2.2

		South Africa: 5.9%
ZAR	1,800,000	Kommunalbanken AS, 6.500%, 06/07/18	118,470	0.2
ZAR	15,303,122	South Africa Government Bond, 6.250%, 03/31/36	748,880	0.9
ZAR	3,000,000	South Africa Government Bond, 7.250%, 01/15/20	198,438	0.2
ZAR	17,000,000	South Africa Government Bond, 8.000%, 01/31/30	1,047,819	1.2
ZAR	38,900,000	South Africa Government Bond, 10.500%, 12/21/26	2,940,875	3.4
			5,054,482	5.9

		South Korea: 2.6%
MYR	9,000,000	Export-Import Bank of Korea, 4.070%, 02/02/17	2,232,935	2.6

		Supranational: 4.9%
MYR	7,000,000	Asian Development Bank, 4.000%, 02/08/17	1,745,685	2.0
ZAR	3,750,000	European Investment Bank, 8.375%, 07/29/22	253,331	0.3
ZAR	8,000,000	European Investment Bank, 9.000%, 12/21/18	554,067	0.6
ZAR	9,160,000	European Investment Bank, 9.000%, 03/31/21	635,932	0.7
IDR	7,500,000,000	Inter-American Development Bank, 7.250%, 07/17/17	565,889	0.7
ZAR	7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	498,544	0.6
			4,253,448	4.9

		Thailand: 4.5%
THB	96,000,000	Thailand Government Bond, 3.625%, 06/16/23	3,054,169	3.6
THB	26,000,000	Thailand Government Bond, 3.650%, 12/17/21	814,870	0.9
			3,869,039	4.5

		Turkey: 7.5%
TRY	2,500,000	Turkey Government Bond, 6.300%, 02/14/18	842,169	1.0
TRY	555,000	Turkey Government Bond, 7.100%, 03/08/23	175,674	0.2
TRY	6,965,000	Turkey Government Bond, 8.000%, 03/12/25	2,279,697	2.6
TRY	485,000	Turkey Government Bond, 8.800%, 09/27/23	167,259	0.2
TRY	3,329,000	Turkey Government Bond, 9.400%, 07/08/20	1,182,770	1.4
TRY	5,000,000	Turkey Government Bond, 9.500%, 01/12/22	1,786,894	2.1
			6,434,463	7.5

		Total Foreign Government Bonds
		(Cost $74,328,346)	65,833,136	76.6

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CREDIT-LINKED NOTES: 1.3%
		Colombia: 1.3%
	2,042,606	# Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	$1,064,140	1.3

		Total Credit-Linked Notes
		(Cost $2,042,744)	1,064,140	1.3

		Total Long-Term Investments
		(Cost $77,784,632)	68,128,343	79.3

SHORT-TERM INVESTMENTS: 18.1%
		Corporate Bonds/Notes: 1.2%
MXN	600,000	BNP Paribas SA, 5.020%, 09/27/16	32,712	0.1
RUB	61,900,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, 07/25/16	965,580	1.1
			998,292	1.2

		U.S. Government Agency Obligations: 1.7%
	1,000,000	Federal Home Loan Bank Discount Notes, 0.240%, 08/19/16	999,673	1.1
	500,000	Federal Home Loan Bank Discount Notes, 0.440%, 02/10/17	498,662	0.6
			1,498,335	1.7

		U.S. Treasury Bills: 10.5%
	9,000,000	United States Treasury Bill, 0.260%, 09/29/16
		(Cost $8,994,263)	8,994,231	10.5

		Foreign Government Bonds: 0.2%
HUF	55,600,000	European Investment Bank, 6.250%, 10/27/16
		(Cost $195,563)	198,648	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.5%
3,878,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $3,878,000)	3,878,000	4.5

	Total Short-Term Investments
	(Cost $15,467,400)	15,567,506	18.1

	Total Investments in Securities (Cost $93,252,032)	$83,695,849	97.4
	Assets in Excess of Other Liabilities	2,246,049	2.6
	Net Assets	$85,941,898	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $93,509,111.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$932,877
Gross Unrealized Depreciation	(10,746,139)

Net Unrealized Depreciation	$(9,813,262)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	76.8%
Credit-Linked Notes	1.3
Industrial	0.7
Financial	1.9
U.S. Government Agency Obligations	1.7
U.S. Treasury Bills	10.5
Short-Term Investments	4.5
Assets in Excess of Other Liabilities	2.6
Net Assets	100.0%

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$1,231,067	$–	$1,231,067
Short-Term Investments	3,878,000	11,689,506	–	15,567,506
Foreign Government Bonds	–	65,833,136	–	65,833,136
Credit-Linked Notes	–	1,064,140	–	1,064,140
Total Investments, at fair value	$3,878,000	$79,817,849	$–	$83,695,849
Other Financial Instruments+
Forward Foreign Currency Contracts	–	336,650	–	336,650
Futures	19,832	–	–	19,832
OTC Swaps	–	1,500	–	1,500
Total Assets	$3,897,832	$80,155,999	$–	$84,053,831
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(196,741)	$–	$(196,741)
Futures	(30,341)	–	–	(30,341)
Total Liabilities	$(30,341)	$(196,741)	$–	$(227,082)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Hungarian Forint	186,909,999	Buy	08/12/16	$652,493	$656,867	$4,374
Deutsche Bank AG	Brazilian Real	7,500,000	Buy	08/12/16	2,068,966	2,305,880	236,914
Deutsche Bank AG	Thai Baht	55,457,590	Buy	07/15/16	1,586,542	1,577,860	(8,682)
Goldman Sachs & Co.	Mexican Peso	12,330,121	Buy	08/12/16	666,206	671,824	5,618
Goldman Sachs & Co.	Polish Zloty	6,411,831	Buy	08/12/16	1,640,682	1,623,563	(17,119)
Goldman Sachs & Co.	Polish Zloty	2,539,587	Buy	08/12/16	633,776	643,058	9,282
Goldman Sachs & Co.	Romanian New Leu	1,845,662	Buy	08/12/16	463,006	453,065	(9,941)
HSBC Bank PLC	Mexican Peso	3,853,294	Buy	08/12/16	205,582	209,952	4,370
HSBC Bank PLC	Thai Baht	31,191,681	Buy	07/15/16	883,810	887,455	3,645
JPMorgan Chase & Co.	Turkish Lira	1,715,464	Buy	08/12/16	575,631	590,718	15,087
JPMorgan Chase & Co.	South African Rand	12,816,554	Buy	08/12/16	822,330	863,109	40,779
							$284,327

Barclays Bank PLC	Turkish Lira	2,100,250	Sell	08/12/16	$692,008	$723,219	$(31,211)
Barclays Bank PLC	Hungarian Forint	223,245,871	Sell	08/12/16	795,789	784,563	11,226
Barclays Bank PLC	Brazilian Real	1,201,808	Sell	08/12/16	345,000	369,496	(24,496)
BNP Paribas Bank	Colombian Peso	1,231,733,200	Sell	08/12/16	420,100	417,994	2,106
Citigroup, Inc.	Philippine Peso	8,609,698	Sell	07/15/16	186,075	182,826	3,249
Citigroup, Inc.	South African Rand	13,503,637	Sell	08/12/16	842,761	909,380	(66,619)
Deutsche Bank AG	South African Rand	6,366,210	Sell	08/12/16	420,100	428,722	(8,622)
JPMorgan Chase & Co.	Colombian Peso	1,500,000,000	Sell	08/12/16	485,751	509,031	(23,280)
JPMorgan Chase & Co.	Mexican Peso	6,172,034	Sell	08/12/16	329,521	336,292	(6,771)
							$(144,418)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

At June 30, 2016, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Long Bond	1	09/21/16	$172,344	$9,662
U.S. Treasury Ultra 10-Year Note	2	09/21/16	291,344	10,170
			$463,688	$19,832
Short Contracts
U.S. Treasury 10-Year Note	(2)	09/21/16	(265,969)	(7,248)
U.S. Treasury 2-Year Note	(3)	09/30/16	(657,984)	(4,600)
U.S. Treasury 5-Year Note	(3)	09/30/16	(366,492)	(6,795)
U.S. Treasury Ultra Long Bond	(1)	09/21/16	(186,375)	(11,698)
			$(1,476,820)	$(30,341)

At June 30, 2016, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR	7,500,000	$1,500	$–	$1,500
				$1,500	$–	$1,500

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

 A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$336,650
Interest rate contracts	Futures contracts	19,832
Interest rate contracts	OTC Interest rate swaps	1,500
Total Asset Derivatives		$357,982

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$196,741
Interest rate contracts	Futures contracts	30,341
Total Liability Derivatives		$227,082

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$11,226	$2,106	$7,623	$236,914	$14,900	$8,015	$55,866	$-	$336,650
OTC Interest rate swaps	1,500	-	-	-	-	-	-	-	1,500
Total Assets	$12,726	$2,106	$7,623	$236,914	$14,900	$8,015	$55,866	$-	$338,150

Liabilities:
Forward foreign currency contracts	$55,707	$-	$66,619	$17,304	$27,060	$-	$30,051	$-	$196,741
Total Liabilities	$55,707	$-	$66,619	$17,304	$27,060	$-	$30,051	$-	$196,741

Net OTC derivative instruments by counterparty, at fair value	$(42,981)	$2,106	$(58,996)	$219,610	$(12,160)	$8,015	$25,815	$-	141,409

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(42,981)	$2,106	$(58,996)	$219,610	$(12,160)	$8,015	$25,815	$-	$141,409

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.8%
		Basic Materials: 0.3%
400,000	#	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	$422,200	0.3

		Communications: 9.0%
737,000		21st Century Fox America, Inc., 3.700%, 10/15/25	799,002	0.6
496,000		AT&T, Inc., 4.125%, 02/17/26	533,864	0.4
516,000		AT&T, Inc., 4.750%, 05/15/46	530,984	0.4
536,000		AT&T, Inc., 4.800%, 06/15/44	554,369	0.4
168,000		AT&T, Inc., 5.350%, 09/01/40	184,528	0.1
567,000		CBS Corp., 4.000%, 01/15/26	606,675	0.4
608,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	636,273	0.5
611,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	732,598	0.5
707,000		Cisco Systems, Inc., 3.500%, 06/15/25	793,854	0.6
614,000		Comcast Corp., 3.150%, 03/01/26	653,845	0.5
612,000		Comcast Corp., 3.375%, 08/15/25	660,346	0.5
839,000		Omnicom Group, Inc., 3.600%, 04/15/26	885,901	0.7
322,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	330,768	0.2
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	435,170	0.3
388,000		Time Warner, Inc., 3.600%, 07/15/25	411,531	0.3
730,000		Time Warner, Inc., 3.875%, 01/15/26	788,993	0.6
439,000		Time Warner, Inc., 4.900%, 06/15/42	473,634	0.3
884,000		Verizon Communications, Inc., 3.500%, 11/01/24	943,565	0.7
257,000		Verizon Communications, Inc., 4.522%, 09/15/48	266,604	0.2
211,000		Verizon Communications, Inc., 4.862%, 08/21/46	231,368	0.2
233,000		Verizon Communications, Inc., 5.012%, 08/21/54	248,517	0.2
406,000		Verizon Communications, Inc., 5.150%, 09/15/23	473,746	0.4
			12,176,135	9.0

		Consumer, Cyclical: 10.1%
910,000		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 06/15/28	942,988	0.7
898,000		AutoZone, Inc., 3.125%, 04/21/26	922,694	0.7
899,000	#	BMW US Capital LLC, 2.800%, 04/11/26	923,796	0.7
550,000		CVS Health Corp., 3.500%, 07/20/22	593,044	0.4
450,000		CVS Health Corp., 3.875%, 07/20/25	496,156	0.4
464,000		CVS Health Corp., 5.125%, 07/20/45	577,580	0.4
383,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	392,151	0.3
655,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	665,262	0.5
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	515,636	0.4
377,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	382,449	0.3
798,000		General Motors Co., 6.750%, 04/01/46	950,475	0.7
770,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	839,021	0.6
1,108,000		McDonald's Corp., 4.700%, 12/09/35	1,254,604	0.9
450,000		Newell Rubbermaid, Inc., 3.900%, 11/01/25	472,488	0.3
930,000		Newell Rubbermaid, Inc., 5.375%, 04/01/36	1,077,966	0.8
548,000		NIKE, Inc., 3.875%, 11/01/45	609,593	0.4
552,000		Southwest Airlines Co., 2.650%, 11/05/20	570,379	0.4
870,000		Under Armour, Inc., 3.250%, 06/15/26	881,270	0.7
660,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	672,375	0.5
			13,739,927	10.1

		Consumer, Non-cyclical: 19.0%
558,000		AbbVie, Inc., 2.500%, 05/14/20	571,726	0.4
596,000		AbbVie, Inc., 3.200%, 05/14/26	603,856	0.4
543,000		AbbVie, Inc., 3.600%, 05/14/25	570,046	0.4
875,000		Aetna, Inc., 4.250%, 06/15/36	907,120	0.7
857,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	919,078	0.7

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,089,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	$1,280,895	0.9
485,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	530,773	0.4
1,077,000		Biogen, Inc., 4.050%, 09/15/25	1,162,081	0.9
913,000		Gilead Sciences, Inc., 4.750%, 03/01/46	1,039,262	0.8
606,000	#	HJ Heinz Co., 5.000%, 07/15/35	697,584	0.5
1,199,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	1,274,240	0.9
725,000		JM Smucker Co, 4.375%, 03/15/45	791,916	0.6
1,237,000		Johnson & Johnson, 3.550%, 03/01/36	1,367,374	1.0
1,362,000		Kellogg Co., 3.250%, 04/01/26	1,403,692	1.0
614,000		Kroger Co, 2.600%, 02/01/21	638,360	0.5
255,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/25	265,274	0.2
380,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	407,489	0.3
907,000		Medtronic, Inc., 4.625%, 03/15/45	1,070,008	0.8
1,290,000		Molson Coors Brewing Co., 3.000%, 07/15/26	1,292,207	1.0
701,000	#	Mylan NV, 3.150%, 06/15/21	712,667	0.5
601,000	#	Mylan NV, 3.950%, 06/15/26	609,203	0.5
893,000		Novartis Capital Corp., 3.000%, 11/20/25	950,169	0.7
967,000		PepsiCo, Inc., 2.850%, 02/24/26	1,013,073	0.7
990,000		Perrigo Finance Unlimited Co., 3.500%, 03/15/21	1,025,564	0.8
898,000		Reynolds American, Inc., 4.450%, 06/12/25	1,005,176	0.7
634,000		St Jude Medical, Inc., 3.875%, 09/15/25	676,927	0.5
750,000		Stryker Corp., 3.500%, 03/15/26	797,673	0.6
1,270,000		Sysco Corp., 3.300%, 07/15/26	1,321,044	1.0
742,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	756,732	0.6
			25,661,209	19.0

		Energy: 11.7%
909,000		Anadarko Petroleum Corp., 5.550%, 03/15/26	1,006,133	0.7
1,300,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	1,368,693	1.0
686,000		BP Capital Markets PLC, 2.315%, 02/13/20	702,596	0.5
660,000		BP Capital Markets PLC, 3.119%, 05/04/26	672,258	0.5
393,000		Chevron Corp., 2.954%, 05/16/26	406,320	0.3
1,363,000		Chevron Corp., 3.326%, 11/17/25	1,459,176	1.1
331,000		Columbia Pipeline Group, Inc., 5.800%, 06/01/45	383,664	0.3
1,154,000		Exxon Mobil Corp., 4.114%, 03/01/46	1,302,268	1.0
423,000		Hess Corp., 5.600%, 02/15/41	428,203	0.3
416,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	420,418	0.3
655,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	668,073	0.5
343,000		Magellan Midstream Partners L.P., 5.000%, 03/01/26	388,941	0.3
417,000		Marathon Petroleum Corp., 3.625%, 09/15/24	410,394	0.3
972,000		MPLX L.P., 4.000%, 02/15/25	884,891	0.7
272,000	#	MPLX L.P., 4.875%, 06/01/25	266,427	0.2
828,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	815,519	0.6
459,000		Shell International Finance BV, 1.625%, 11/10/18	463,816	0.3
828,000		Shell International Finance BV, 3.250%, 05/11/25	870,072	0.6
679,000		Shell International Finance BV, 4.000%, 05/10/46	694,855	0.5
724,000		Statoil ASA, 2.450%, 01/17/23	733,930	0.5
406,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	401,089	0.3
365,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	369,435	0.3
779,000		Williams Partners L.P., 3.600%, 03/15/22	738,466	0.6
			15,855,637	11.7

		Financial: 28.6%
1,100,000		Air Lease Corp., 2.125%, 01/15/18	1,097,250	0.8
866,000		American International Group, Inc., 3.300%, 03/01/21	903,725	0.7
500,000		American International Group, Inc., 4.700%, 07/10/35	518,832	0.4
870,000	#	Australia & New Zealand Banking Group Ltd/United Kingdom, 6.750%, 12/29/49	900,072	0.7

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
676,000		Bank of America Corp., 3.500%, 04/19/26	$700,729	0.5
849,000		Bank of America Corp., 3.875%, 08/01/25	905,365	0.7
396,000		Bank of America Corp., 4.250%, 10/22/26	411,761	0.3
379,000		Bank of America Corp., 6.100%, 12/29/49	385,159	0.3
837,000		Bank of America Corp., 6.300%, 12/29/49	888,266	0.7
335,000		Bank of America Corp., 6.500%, 10/29/49	357,194	0.3
977,000		Bank of New York Mellon Corp., 2.800%, 05/04/26	1,015,212	0.7
1,159,000		Berkshire Hathaway, Inc., 3.125%, 03/15/26	1,217,388	0.9
735,000	#	BNP Paribas SA, 7.375%, 12/29/49	720,484	0.5
1,000,000	#	BNP Paribas SA, 7.625%, 12/29/49	1,002,500	0.7
622,000		BPCE SA, 2.650%, 02/03/21	640,912	0.5
937,000		Brixmor Operating Partnership L.P., 4.125%, 06/15/26	964,005	0.7
862,000		Chubb INA Holdings, Inc., 3.350%, 05/03/26	919,260	0.7
638,000		Citigroup, Inc., 2.650%, 10/26/20	649,966	0.5
805,000		Citigroup, Inc., 6.125%, 12/29/49	818,081	0.6
630,000		Citigroup, Inc., 6.250%, 12/29/49	649,687	0.5
687,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	719,277	0.5
600,000		Corporate Office Properties L.P., 3.700%, 06/15/21	607,471	0.4
347,000		Corporate Office Properties L.P., 5.000%, 07/01/25	366,621	0.3
762,000		Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	762,237	0.6
467,000		First Horizon National Corp., 3.500%, 12/15/20	471,795	0.3
239,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	247,194	0.2
577,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	648,564	0.5
507,000		Goldman Sachs Group, Inc., 3.750%, 02/25/26	533,013	0.4
633,000		Goldman Sachs Group, Inc., 4.750%, 10/21/45	700,894	0.5
460,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	481,185	0.4
311,000		Goldman Sachs Group, Inc., 5.375%, 12/31/49	307,943	0.2
221,000		Goldman Sachs Group, Inc., 5.700%, 12/29/49	220,840	0.2
434,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	537,278	0.4
199,000		HCP, Inc., 4.250%, 11/15/23	206,922	0.2
328,000		HCP, Inc., 4.000%, 06/01/25	331,436	0.2
584,000		Highwoods Realty L.P., 3.200%, 06/15/21	589,802	0.4
1,760,000		HSBC Holdings PLC, 6.875%, 12/29/49	1,755,600	1.3
445,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	409,638	0.3
712,000	#	Intesa Sanpaolo SpA, 5.710%, 01/15/26	676,581	0.5
320,000	#	Intesa Sanpaolo SpA, 7.700%, 12/29/49	276,400	0.2
674,000		JPMorgan Chase & Co., 3.900%, 07/15/25	729,197	0.5
357,000		JPMorgan Chase & Co., 4.125%, 12/15/26	379,258	0.3
623,000		JPMorgan Chase & Co., 4.250%, 10/01/27	663,393	0.5
292,000		JPMorgan Chase & Co., 6.125%, 12/29/49	302,950	0.2
435,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	447,165	0.3
770,000	#	Mizuho Financial Group, Inc., 2.632%, 04/12/21	784,724	0.6
660,000		Morgan Stanley, 3.875%, 01/27/26	704,092	0.5
512,000		Morgan Stanley, 3.950%, 04/23/27	517,572	0.4
368,000		Morgan Stanley, 4.350%, 09/08/26	385,965	0.3
522,000		Morgan Stanley, 5.550%, 12/29/49	517,746	0.4
390,000	#	New York Life Global Funding, 1.550%, 11/02/18	393,755	0.3
540,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/24	532,004	0.4
344,000		Santander UK Group Holdings PLC, 2.875%, 10/16/20	342,030	0.2
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	502,386	0.4
899,000		SunTrust Banks, Inc., 2.900%, 03/03/21	931,899	0.7
1,120,000		Svenska Handelsbanken AB, 2.450%, 03/30/21	1,151,471	0.8
644,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	671,950	0.5
500,000		Visa, Inc., 4.300%, 12/14/45	578,522	0.4
381,000		Wells Fargo & Co., 4.100%, 06/03/26	407,579	0.3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
626,000	Wells Fargo & Co., 4.300%, 07/22/27	$676,536	0.5
603,000	XLIT Ltd., 4.450%, 03/31/25	609,876	0.4
		38,746,609	28.6

	Industrial: 0.7%
86,000	General Electric Co., 4.375%, 09/16/20	95,847	0.0
370,000	General Electric Co., 5.000%, 12/29/49	393,587	0.3
506,000	Roper Technologies, Inc., 3.000%, 12/15/20	523,722	0.4
		1,013,156	0.7

	Technology: 8.9%
1,026,000	Analog Devices, Inc., 3.900%, 12/15/25	1,145,615	0.9
682,000	Apple, Inc., 3.200%, 05/13/25	723,941	0.5
808,000	Apple, Inc., 3.250%, 02/23/26	859,591	0.6
476,000	Applied Materials, Inc., 5.100%, 10/01/35	542,635	0.4
1,243,000	# Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	1,291,982	1.0
550,000	# Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	594,329	0.4
381,000	Fidelity National Information Services, Inc., 3.625%, 10/15/20	403,094	0.3
940,000	# Hewlett Packard Enterprise Co., 4.400%, 10/15/22	1,007,712	0.7
777,000	International Business Machines Corp., 3.450%, 02/19/26	846,553	0.6
867,000	Intel Corp., 4.900%, 07/29/45	1,014,826	0.8
1,230,000	Lam Research Corp., 3.900%, 06/15/26	1,296,492	1.0
591,000	Microsoft Corp., 3.125%, 11/03/25	633,518	0.5
920,000	Oracle Corp., 2.650%, 07/15/26	922,235	0.7
701,000	Oracle Corp., 3.900%, 05/15/35	717,115	0.5
		11,999,638	8.9

	Utilities: 5.5%
1,250,000	Black Hills Corp., 2.500%, 01/11/19	1,276,854	0.9
660,000	# Cleco Corporate Holdings LLC, 3.743%, 05/01/26	680,005	0.5
395,000	Entergy Louisiana LLC, 4.950%, 01/15/45	417,022	0.3
372,000	# Jersey Central Power & Light Co., 4.300%, 01/15/26	398,454	0.3
1,101,000	NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,162,665	0.9
560,000	Oglethorpe Power Corp., 4.250%, 04/01/46	593,589	0.4
616,000	Pacific Gas & Electric Co., 3.500%, 06/15/25	673,082	0.5
621,000	Potomac Electric Power Co., 4.150%, 03/15/43	676,640	0.5
660,000	PPL Capital Funding, Inc., 3.100%, 05/15/26	668,905	0.5
102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	102,320	0.1
723,000	# Sierra Pacific Power Co., 2.600%, 05/01/26	737,052	0.6
		7,386,588	5.5

	Total Corporate Bonds/Notes
	(Cost $120,368,114)	127,001,099	93.8

U.S. TREASURY OBLIGATIONS: 4.3%
	U.S. Treasury Bonds: 4.0%
3,242,000	1.625%, due 05/15/26	3,283,666	2.4
2,048,000	2.500%, due 02/15/46	2,134,561	1.6
		5,418,227	4.0

	U.S. Treasury Notes: 0.3%
310,000	0.875%, due 06/15/19	311,550	0.2
100,000	1.375%, due 06/30/23	100,555	0.1
		412,105	0.3

	Total U.S. Treasury Obligations
	(Cost $5,699,417)	5,830,332	4.3

	Total Investments in Securities (Cost $126,067,531)	$132,831,431	98.1
	Assets in Excess of Other Liabilities	2,574,462	1.9
	Net Assets	$135,405,893	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $126,087,321.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,084,275
Gross Unrealized Depreciation	(340,165)

Net Unrealized Appreciation	$6,744,110

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$127,001,099	$–	$127,001,099
U.S. Treasury Obligations	–	5,830,332	–	5,830,332
Total Investments, at fair value	$–	$132,831,431	$–	$132,831,431
Other Financial Instruments+
Futures	438,725	–	–	438,725
Total Assets	$438,725	$132,831,431	$–	$133,270,156
Liabilities Table
Other Financial Instruments+
Futures	$(1,230,110)	$–	$–	$(1,230,110)
Total Liabilities	$(1,230,110)	$–	$–	$(1,230,110)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	135	09/30/16	$29,609,296	$203,096
U.S. Treasury 5-Year Note	125	09/30/16	15,270,507	235,629
U.S. Treasury Ultra 10-Year Note	7	09/21/16	1,019,703	(1,437)
			$45,899,506	$437,288
Short Contracts
U.S. Treasury 10-Year Note	(259)	09/21/16	(34,442,954)	(896,650)
U.S. Treasury Long Bond	(27)	09/21/16	(4,653,281)	(262,031)
U.S. Treasury Ultra Long Bond	(7)	09/21/16	(1,304,625)	(69,992)
			$(40,400,860)	$(1,228,673)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Investment Grade Credit Fund as of June 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$438,725
Total Asset Derivatives		$438,725

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$1,230,110
Total Liability Derivatives		$1,230,110

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 70.9%
		United States: 70.9%
905,508		Alternative Loan Trust 2005-31, 0.733%, 08/25/35	$713,319	0.5
662,474		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	567,571	0.4
1,204,837		Alternative Loan Trust 2005-J2 1A12, 0.853%, 04/25/35	949,156	0.6
733,864		Alternative Loan Trust 2006-19CB A12, 0.853%, 08/25/36	439,266	0.3
1,298,798		Alternative Loan Trust 2006-20CB, 6.000%, 07/25/36	906,293	0.6
2,000,000	#	BAMLL Re-REMIC Trust 2015-FRR11 A705, 1.875%, 09/27/44	1,842,089	1.2
1,000,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	993,014	0.7
1,000,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.000%, 02/10/51	1,008,007	0.7
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.000%, 02/10/51	796,335	0.5
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/33	929,446	0.6
751,004		Bear Stearns ALT-A Trust 2005-10, 2.896%, 01/25/36	623,314	0.4
375,595		Bear Stearns ALT-A Trust 2005-4 23A1, 2.913%, 05/25/35	362,147	0.2
1,193,182		Bear Stearns ALT-A Trust 2005-7 22A1, 2.902%, 09/25/35	1,002,266	0.7
1,101,223		Bear Stearns ALT-A Trust 2005-7, 3.005%, 09/25/35	989,695	0.7
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.409%, 02/13/46	1,527,575	1.0
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 D, 5.074%, 09/11/42	986,597	0.7
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.926%, 02/13/42	2,042,411	1.4
2,257,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	2,133,913	1.4
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.083%, 06/11/50	983,773	0.7
750,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.746%, 07/25/25	756,012	0.5
494,824		Chase Mortgage Finance Trust Series 2006-A1, 2.763%, 09/25/36	442,502	0.3
398,536		Chase Mortgage Finance Trust Series 2007-A1, 2.888%, 02/25/37	366,864	0.2
984,683		CHL Mortgage Pass-Through Trust 2004-22 A3, 2.674%, 11/25/34	933,655	0.6
1,368,820		CHL Mortgage Pass-Through Trust 2006-1, 6.000%, 03/25/36	1,157,657	0.8
410,189		CHL Mortgage Pass-Through Trust 2007-14, 0.853%, 09/25/37	309,647	0.2
1,170,811		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	1,051,107	0.7
1,080,265		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.955%, 03/25/36	989,897	0.7
558,056		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.028%, 09/25/37	509,624	0.3
1,312,950	#	Citigroup Mortgage Loan Trust 2013-7, 2.735%, 08/25/36	1,073,331	0.7
924,811		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 2.861%, 08/25/35	859,447	0.6
446,860		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	385,196	0.3
500,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	500,469	0.3
12,769,454	^	COMM 2012-CCRE5 XA Mortgage Trust, 1.910%, 12/10/45	933,415	0.6
500,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.237%, 12/10/49	502,952	0.3
1,000,000	#	Commonbond Student Loan Trust 2016-A, 4.000%, 05/25/40	967,580	0.6

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
500,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AJ, 6.138%, 09/15/39	$497,928	0.3
1,265,926	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.049%, 11/10/46	30,479	0.0
710,871	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.126%, 06/27/37	704,117	0.5
1,620,000	#	Earnest Student Loan Program 2016-B LLC, 4.810%, 09/25/36	1,624,739	1.1
500,000		Fannie Mae Connecticut Avenue Securities, 5.453%, 07/25/25	503,553	0.3
750,000		Fannie Mae Connecticut Avenue Securities, 6.353%, 10/25/28	783,052	0.5
1,500,000		Fannie Mae Connecticut Avenue Securities, 6.453%, 09/25/28	1,587,054	1.1
945,783		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.732%, 01/25/37	832,436	0.6
3,307,000	^	Freddie Mac Series K015 X3, 2.896%, 08/25/39	416,955	0.3
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.053%, 04/25/24	488,708	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.003%, 10/25/24	1,020,306	0.7
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.203%, 10/25/24	1,024,098	0.7
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.153%, 04/25/28	496,472	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.253%, 05/25/28	989,317	0.7
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.003%, 07/25/28	782,470	0.5
55,221,030	#,^	FREMF 2013-K29 Mortgage Trust, 0.125%, 05/25/46	370,655	0.2
27,346		GCCFC Commercial Mortgage Trust, 5.644%, 04/10/37	27,329	0.0
267,886	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.647%, 05/10/43	267,636	0.2
10,790,430	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.465%, 11/10/45	968,386	0.6
1,100,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	935,238	0.6
1,000,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	942,630	0.6
2,000,000	#	GS Mortgage Securities Trust 2011-GC3, 5.821%, 03/10/44	2,128,176	1.4
3,779,978	#,^	GS Mortgage Securities Trust 2011-GC5, 1.590%, 08/10/44	198,566	0.1
25,660,889	^	GS Mortgage Securities Trust 2013-GCJ14, 0.992%, 08/10/46	977,269	0.7
243,915,485	^	GSCCRE Commercial Mortgage Trust 2015-HULA XCP, 0.361%, 08/15/32	543,932	0.4
380,456		GSR Mortgage Loan Trust 2005-AR5, 2.931%, 10/25/35	336,762	0.2
1,077,241		GSR Mortgage Loan Trust, 2.944%, 01/25/36	1,004,743	0.7
886,182	#	Jefferies Resecuritization Trust 2009-R6, 2.760%, 03/26/36	863,650	0.6
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	975,643	0.6
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1,975,020	1.3
1,775,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	1,727,506	1.2
1,815,052	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,881,093	1.3
1,394,085		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,238,721	0.8
411,249		JP Morgan Mortgage Trust 2007-A3, 3.254%, 05/25/37	350,326	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
44,798,861	^	JPMBB Commercial Mortgage Securities Trust 2013-C14 XA, 1.098%, 08/15/46	$1,357,446	0.9
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	2,013,600	1.3
1,000,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.323%, 07/15/40	996,905	0.7
1,000,000		Madison Park Funding Ltd. 2007-6X E, 5.886%, 07/26/21	975,720	0.6
503,070		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.833%, 08/25/35	485,086	0.3
338,686		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, 2.650%, 02/25/35	326,720	0.2
1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.268%, 09/12/42	1,034,120	0.7
766,500	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.839%, 08/15/45	744,954	0.5
425,942		Morgan Stanley Capital I Trust 2005-TOP17, 4.880%, 12/13/41	421,453	0.3
170,000		Morgan Stanley Capital I Trust 2005-TOP19, 5.289%, 06/12/47	180,044	0.1
2,000,000	#	Morgan Stanley Capital I Trust 2005-TOP19, 5.776%, 06/12/47	2,036,010	1.4
1,100,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.902%, 04/12/49	1,095,413	0.7
1,500,000	#	Morgan Stanley Capital I Trust 2008-TOP29 D, 6.477%, 01/11/43	1,495,471	1.0
620,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.601%, 09/15/47	693,135	0.5
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	308,405	0.2
463,604		Morgan Stanley Mortgage Loan Trust 2005-10, 5.500%, 12/25/35	417,159	0.3
2,000,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	1,779,822	1.2
2,000,000	#	SoFi Professional Loan Program 2015-B LLC, 3.520%, 03/25/36	1,979,594	1.3
935,000	#	SoFi Professional Loan Program 2015-d LLC, 3.590%, 10/26/37	926,792	0.6
1,600,000	#	Sofi Professional Loan Program 2016-B LLC, 3.800%, 04/25/37	1,616,751	1.1
491,052		Structured Adjustable Rate Mortgage Loan Trust, 2.892%, 03/25/35	478,411	0.3
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.030%, 05/15/43	1,497,014	1.0
2,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	1,996,600	1.3
750,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ, 5.413%, 12/15/43	749,381	0.5
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 6.147%, 02/15/51	993,263	0.7
500,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 B, 6.147%, 02/15/51	482,299	0.3
744,952		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 2.805%, 10/20/35	676,742	0.5
966,444		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 2.805%, 10/20/35	877,954	0.6
900,389		WaMu 2005-AR16 1A1 12/35, 2.567%, 12/25/35	844,359	0.6
1,374,654		WaMu Mortgage Pass Through Certificates, 2.471%, 09/25/36	1,249,459	0.8
787,625		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 2.204%, 11/25/36	699,177	0.5
1,145,046		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.248%, 12/25/36	977,418	0.7
634,292		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.717%, 12/25/36	556,495	0.4
1,390,012		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 3.672%, 08/25/36	1,255,712	0.8
1,260,106		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.198%, 02/25/37	1,142,923	0.8
780,085		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.506%, 12/25/36	679,419	0.5

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,210,570		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.683%, 01/25/47	$911,819	0.6
863,096		WaMu Mortgage Pass-through Certificates, 2.503%, 02/25/37	774,697	0.5
793,089		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	734,240	0.5
1,419,712		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	1,316,193	0.9
554,857		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	501,774	0.3
9,892,505	^	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.740%, 01/15/59	976,275	0.7
472,869		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.194%, 04/25/36	435,949	0.3
649,427		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 3.085%, 05/25/36	618,240	0.4
2,119,521		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.786%, 12/28/37	1,915,370	1.3
115,458	#	Wells Fargo Mortgage-Backed Securities Trust, 3.057%, 06/26/35	114,667	0.1
10,205,766	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.518%, 04/15/45	819,979	0.5

		Total Collateralized Mortgage Obligations
		(Cost $106,847,585)	106,190,936	70.9

ASSET-BACKED SECURITIES: 21.2%
		Cayman Islands: 10.3%
750,000	#	ARES XI CLO Ltd. 2007-11A D, 3.629%, 10/11/21	712,848	0.5
500,000	#	Atrium V 5A B, 1.326%, 07/20/20	486,245	0.3
1,000,000	#	Atrium V 5A D, 4.336%, 07/20/20	1,000,229	0.7
500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	481,739	0.3
577,782	#	CIFC Funding 2006-2A B2L, 4.673%, 03/01/21	571,305	0.4
500,000	#	Cornerstone CLO Ltd. 2007-1A C, 3.028%, 07/15/21	480,933	0.3
1,000,000	#	Fraser Sullivan CLO II Ltd. 2006-2A D, 2.147%, 12/20/20	997,743	0.7
1,680,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.147%, 12/20/20	1,626,265	1.1
625,000	#	Golden Tree Loan Opportunities V Ltd. 2007-5A D, 3.883%, 10/18/21	624,941	0.4
750,000	#	GoldenTree Loan Opportunities IV Ltd., 4.876%, 08/18/22	746,155	0.5
750,000	#	KKR Financial CLO 2007-1A E Ltd, 5.626%, 05/15/21	749,963	0.5
250,000	#	Landmark IX CDO Ltd. 2007-9A D, 2.078%, 04/15/21	236,525	0.1
213,621	#	Madison Park Funding IV Ltd., 4.247%, 03/22/21	193,584	0.1
500,000	#	Madison Park Funding Ltd., 3.886%, 07/26/21	486,140	0.3
500,000	#	MSIM Peconic Bay Ltd. 2007-1A D, 3.884%, 07/20/19	499,999	0.3
1,000,000	#	Muir Grove CLO Ltd. 2007-1A C, 3.638%, 03/25/20	999,986	0.7
500,000	#	Shasta CLO Ltd. 2007-1A BSL, 4.184%, 04/20/21	477,209	0.3
750,000	#	St James River CLO Ltd. 2007-1A D, 2.956%, 06/11/21	722,495	0.5
1,000,000	#	Symphony CLO VII Ltd. 2011-7A F, 6.034%, 07/28/21	999,588	0.7
900,000	#	Telos CLO 2006-1A E Ltd., 4.879%, 10/11/21	898,937	0.6
1,500,000	#	Westcott Park Clo Ltd., 5.007%, 07/20/28	1,476,038	1.0
			15,468,867	10.3

		United States: 10.9%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	1,033,434	0.7
1,116,817	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
2,483,333	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
464,944		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.141%, 10/25/36	448,668	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
915,977		C-BASS Mortgage Loan Trust 2007-CB2, 4.484%, 02/25/37	$661,390	0.4
1,117,996		FBR Securitization Trust 2005-3 AV24, 1.133%, 10/25/35	969,532	0.6
1,225,000		First NLC Trust 2005-2, 0.973%, 09/25/35	983,819	0.7
2,000,000	#	HERO Funding Trust 2016-2, 3.750%, 09/20/41	1,999,346	1.3
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 3.597%, 06/17/32	968,636	0.6
743,038		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 0.593%, 10/25/36	700,773	0.5
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.613%, 05/25/37	559,866	0.4
473,277	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	475,496	0.3
1,080,000	#	Oscar US Funding Trust II, 2.440%, 06/15/22	1,073,855	0.7
600,000		Popular ABS Mortgage Pass-Through Trust 2005-D, 4.332%, 01/25/36	602,790	0.4
800,000	#	Progress Residential 2015-SFR3 Trust, 4.327%, 11/12/32	828,368	0.6
1,000,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	996,250	0.7
600,642		RAMP Series 2004-RS5 Trust, 5.750%, 05/25/34	589,022	0.4
1,200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	1,149,597	0.8
1,000,000	#	Sofi Consumer Loan Program 2016-1 LLC, 3.260%, 08/25/25	1,005,313	0.7
461,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	463,996	0.3
835,553		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.623%, 12/25/36	758,293	0.5
			16,268,444	10.9

	Total Asset-Backed Securities
	(Cost $31,652,025)		31,737,311	21.2

	Total Long-Term Investments
	(Cost $138,499,610)		137,928,247	92.1

SHORT-TERM INVESTMENTS: 6.7%
		U.S. Government Agency Obligations: 1.0%
350,000		Fannie Mae Discount Notes, 0.240%, 08/24/16	349,874	0.2
1,000,000		Federal Home Loan Bank Discount Notes, 0.240%, 08/05/16	999,767	0.7
100,000		Federal Home Loan Bank Discount Notes, 0.370%, 11/09/16	99,865	0.1
			1,449,506	1.0

		U.S. Treasury Bills: 1.0%
1,500,000		United States Treasury Bill, 0.240%, 09/22/16
		(Cost $1,499,175)	1,499,181	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.7%
7,016,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $7,016,000)	7,016,000	4.7

	Total Short-Term Investments
	(Cost $9,964,493)	9,964,687	6.7

	Total Investments in Securities (Cost $148,464,103)	$147,892,934	98.8
	Assets in Excess of Other Liabilities	1,826,874	1.2
	Net Assets	$149,719,808	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,553,629
Gross Unrealized Depreciation	(2,124,798)

Net Unrealized Depreciation	$(571,169)

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	70.9%
Other Asset-Backed Securities	21.2
U.S. Government Agency Obligations	1.0
U.S. Treasury Bills	1.0
Short-Term Investments	4.7
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$106,190,936	$–	$106,190,936
Short-Term Investments	7,016,000	2,948,687	–	9,964,687
Asset-Backed Securities	–	30,741,061	996,250	31,737,311
Total Investments, at fair value	$7,016,000	$139,880,684	$996,250	$147,892,934
Other Financial Instruments+
Futures	773,076	–	–	773,076
Total Assets	$7,789,076	$139,880,684	$996,250	$148,666,010
Liabilities Table
Other Financial Instruments+
Futures	$(288,335)	$–	$–	$(288,335)
Total Liabilities	$(288,335)	$–	$–	$(288,335)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	98	09/30/16	$21,494,156	$149,865
U.S. Treasury 5-Year Note	103	09/30/16	12,582,898	214,494
U.S. Treasury Long Bond	2	09/21/16	344,688	102,607
U.S. Treasury Ultra Long Bond	30	09/21/16	5,591,250	306,110
			$40,012,992	$773,076
Short Contracts
U.S. Treasury 10-Year Note	(102)	09/21/16	(13,564,407)	(288,335)
			$(13,564,407)	$(288,335)

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Securitized Credit Fund as of June 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$773,076
Total Asset Derivatives		$773,076

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$288,335
Total Liability Derivatives		$288,335

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 26, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 26, 2016